RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUCNEMENTS	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2024:

Classification of Liabilities as Current or Non-current – Amendments to IAS 1 Non-current Liabilities with Covenants – Amendments to IAS 1

Amendments made to IAS 1 Presentation of Financial Statements in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments require disclosures if an entity classifies a liability as non-current and that liability is subject to covenants that the entity must comply with within 12 months of the reporting date. The disclosures include the carrying amount of the liability, information about the covenants, and facts and circumstances, if any, that indicate that the entity may have difficulty complying with the covenants.

As of December 31, 2024, the Company's management had already assessed the effects of applying these amendments on the Company’s financial statements and had not identified any material impact in the application of these amendments.

Lease Liability in a Sale and Leaseback – Amendments to IFRS 16

In September 2022, the IASB finalized narrow-scope amendments to the requirements for sale and leaseback transactions in IFRS 16 Leases which explain how an entity accounts for a sale and leaseback after the date of the transaction.

As of December 31, 2024, the Company's management had already assessed the effects of applying these amendments on the Company’s financial statements and had not identified any material impact in the application of these amendments.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences, and will require the recognition of additional deferred tax assets and liabilities. The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with right-of-use assets and lease liabilities, and decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related assets.

As of December 31, 2023, the Company's management had already assessed the effects of applying these amendments on the Company’s financial statements and had not identified any material impact in the application of these amendments.
28.    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (continued)

OECD Pillar Two Rules – Amendments to IAS 12

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules (the Global Anti-Base Erosion rules, or “GloBE”) to reform international corporate taxation. Following Pillar Two OECD’s initiative, the European Union adopted in December 2022 a directive to impose a global minimum taxation for multinational companies in the Union, to be effective as from 2024. In May 2023, the IASB made narrow-scope amendments to IAS 12 setting an exception that provides relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax laws that implement the Pillar Two model rules, including tax laws that implement qualified domestic minimum top-up taxes as per described in those rules.

No current tax impacts were recognized in the Consolidated Financial Statements as of December 31, 2023, due to the application of Pillar Two rules, as they were applicable as from 2024 in jurisdictions relevant for the Company. As of December 31, 2024, the Company recognized the corresponding charges in current tax (see note 11). In addition, the Company has applied the exception prescribed by the amendments to IAS 12, and therefore it has not recognized any deferred tax impact from the Pillar Two application.

The following standards, amendments to standards and interpretations are not mandatory for the financial year beginning January 1, 2024, and have not been early adopted:

IFRS 18, ‘Presentation and disclosure in Financial Statements’

In April 2024, the IASB issued IFRS 18, “Presentation and disclosure in financial statements”, which introduces new requirements to present specified categories and defined subtotals in the statement of profit or loss, provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements and improve aggregation and disaggregation. Once implemented, it will replace IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them. IFRS 18 must be applied on annual periods beginning on or after January 1, 2027. The Company's management is currently assessing the potential impact that the application of this standard may have on the Company's financial condition or results of operations.

Other standards and interpretations non-significant for the Company’s financial statements:
–Amendments to IAS 7 and IFRS 7 - Supplier finance arrangements
–IFRS 19 Subsidiaries without Public Accountability: Disclosures